Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Major Classes of Premises and Equipment and the Total Accumulated Depreciation

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2020 and 2019 are listed below:

	2020	2019
	(dollars in thousands)
Land	$3,155	$3,192
Building and improvements	14,303	15,783
ROU assets	2,437	1,945
Furniture and equipment	9,221	8,518
Total fixed assets	29,116	29,438
Less accumulated depreciation	12,134	12,376
Net fixed assets	$16,982	$17,062